SHORT TERM BORROWINGS (Details) $ in Thousands	1 Months Ended													2 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) loan	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($) loan	Apr. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Short term borrowings
Bank borrowings															$ 53,364	$ 56,772
Short term borrowing															53,364	56,772
Amount repaid															55,359	20,860	$ 7,383
Short-term bank borrowings
Short term borrowings
Interest expense															$ 1,734	$ 2,466	$ 827
Weighted average effective interest rate (as a percent)															3.30%	5.60%	7.00%
iKang Online | iKang Shanghai Xikang Road
Short term borrowings
Equity interest acquired (as a percent)											35.00%			35.00%
iKang Online | Xiamen International Bank
Short term borrowings
Term of loan											1 year
Amount borrowed											$ 14,561			$ 14,561
Annual interest rate (as a percent)											2.585%			2.585%
Amount of collateralized restricted cash											$ 15,002			$ 15,002
iKang Online | One-year loan framework agreement with BEA signed in April 2014
Short term borrowings
Term of framework loan facility													1 year
Maximum borrowing capacity													$ 16,004
iKang Online | One-year loan framework agreement with BEA signed in April 2014 | Bank of East Asia
Short term borrowings
Term of loan												1 year
Amount borrowed												$ 4,843
Variable rate basis												benchmark interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate												10.00%
Amount of collateralized restricted cash												$ 5,500
Number of loans borrowed | loan												2
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2014
Short term borrowings
Term of framework loan facility											1 year
Maximum borrowing capacity											$ 32,099			32,099
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2014 | Xiamen International Bank
Short term borrowings
Term of loan										1 year
Amount borrowed										$ 17,537
Annual interest rate (as a percent)										2.585%
Amount of collateralized restricted cash										$ 18,067
Number of loans borrowed | loan										3
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in August 2014
Short term borrowings
Term of framework loan facility									1 year
Maximum borrowing capacity									$ 32,509
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in August 2014 | Xiamen International Bank
Short term borrowings
Term of loan								1 year
Amount borrowed								$ 15,383
Annual interest rate (as a percent)								2.585%
Amount of collateralized restricted cash								$ 15,848
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2015
Short term borrowings
Term of framework loan facility							1 year
Maximum borrowing capacity							$ 77,543
Annual interest rate (as a percent)							2.22%
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2015 | Xiamen International Bank
Short term borrowings
Term of loan					1 year	1 year	1 year
Amount borrowed					$ 10,861		$ 13,958
Amount of collateralized restricted cash					$ 31,690
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2015 | Bank Loan, Xiamen International Bank, July One
Short term borrowings
Amount borrowed						$ 3,040
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2015 | Bank Loan, Xiamen International Bank, July Two
Short term borrowings
Amount borrowed						$ 3,018
iKang Online | One-year loan framework agreement with China Minsheng Bank signed in November 2015
Short term borrowings
Term of framework loan facility		1 year
Annual interest rate (as a percent)		4.35%
iKang Online | One-year loan framework agreement with China Minsheng Bank signed in November 2015 | China Minsheng Bank
Short term borrowings
Term of loan	1 year
Amount borrowed	$ 2,481
iKang Online | One-year loan framework agreement with China Minsheng Bank signed in November 2015 | Bank Loan, China Minsheng Bank, November One
Short term borrowings
Term of loan		1 year
Amount borrowed		$ 3,722
iKang Online | One-year loan framework agreement with China Minsheng Bank signed in November 2015 | Bank Loan, China Minsheng Bank, November Two
Short term borrowings
Term of loan		1 year
Amount borrowed		$ 1,551
iKang Holding | Bank of China
Short term borrowings
Term of loan	1 year		1 year	1 year
Amount borrowed	$ 1,551		$ 3,102	$ 2,326
Annual interest rate (as a percent)	4.35%		4.60%	4.60%
iKang Holding | Two-year loan framework agreement with China Merchants Bank signed in May 2014
Short term borrowings
Term of framework loan facility												2 years
Maximum borrowing capacity												$ 8,060
iKang Holding | Two-year loan framework agreement with China Merchants Bank signed in May 2014 | China Merchants Bank
Short term borrowings
Term of loan											1 year	1 year
Amount borrowed											$ 1,437	$ 4,290		$ 1,437
Amount repaid									$ 1,084		$ 155
Variable rate basis														interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate														20.00%
iKang Holding | Ten-month loan framework agreement with China Merchants Bank signed in July 2015
Short term borrowings
Term of framework loan facility						10 months
Annual interest rate (as a percent)						7.20%
iKang Holding | Ten-month loan framework agreement with China Merchants Bank signed in July 2015 | China Merchants Bank
Short term borrowings
Term of loan						10 months
Amount borrowed						$ 7,754